Statements of Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2010	$ 113,334	$ 2,000	$ 32,500	$ 65,090	$ 13,744
Comprehensive income (loss):
Net income (loss)	(15,260)			(15,260)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	10,733				10,733
Total comprehensive (loss) income	(4,527)
Capital contribution	20,000		20,000
Ending balance at Dec. 31, 2011	128,807	2,000	52,500	49,830	24,477
Comprehensive income (loss):
Net income (loss)	9,105			9,105
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	9,568				9,568
Total comprehensive (loss) income	18,673
Capital contribution	20,000		20,000
Ending balance at Dec. 31, 2012	167,480	2,000	72,500	58,935	34,045
Comprehensive income (loss):
Net income (loss)	12,479			12,479
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(23,698)				(23,698)
Total comprehensive (loss) income	(11,219)
Ending balance at Dec. 31, 2013	$ 156,261	$ 2,000	$ 72,500	$ 71,414	$ 10,347